TRADE RECEIVABLES, TRADE PAYABLES and PAYABLES TO MERCHANTS (Tables)	12 Months Ended
Dec. 31, 2023
TRADE RECEIVABLES, TRADE PAYABLES and PAYABLES TO MERCHANTS
Summary of trade receivables

	2023	2022

Trade receivables	326,705	457,807
Credit card receivables (*)	963,123	326,685
Buy now pay later (“BNPL”) receivables (**)	939,535	213,600
Receivables from suppliers (***)	206,022	138,576
Less: Provision for impairment of receivables	(62,110)	(42,212)

	2,373,275	1,094,456
(*)

Credit card receivables are due from banks and they are collectable in 38 days on average (2022: in 46 days on average) whereas they are collected in 17 days on average (2022: are collected in 4 days) if the Company elects to pay a commission to the banks.

(**)

The Group’s average maturity of its outstanding BNPL receivables is 88 days. (2022: 110 days). The Group recognized provision for impairment of BNPL receivables amounting to TRY31,806 thousand as of 31 December 2023 (2022: TRY8,428 thousand).

(***) The Group issues rebate invoices to its suppliers and if the Group’s rebate receivables from a supplier exceeds the payables owed to that specific supplier at the reporting date, the net receivable from that specific supplier is classified in trade receivables.

Summary of movements in provision for impairment of receivables

	2023	2022

1 January	42,212	24,825
Additions during the year	49,046	32,083
Collections	(2,388)	-
Monetary gain	(26,760)	(14,696)

31 December	62,110	42,212

Summary trade payables and payables to merchants

	2023	2022

Payables to retail suppliers and service providers	6,426,604	5,788,215
Payables to merchants (*)	4,136,395	3,911,206

	10,562,999	9,699,421
(*)	Payables to merchants relate to amounts received by the Group for the products delivered by merchants to the customers, net of commissions, service charges and delivery costs.